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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number: __

   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:    St. Denis J. Villere & Co., LLC
 Address: 601 Poydras Street, Suite 1808
          New Orleans, LA  70130

13F File Number: 28- 774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:    George V. Young
 Title:   LLC Member
 Phone:   (504) 525-0808

Signature, Place and Date of Signing:

   /s/ George V. Young          New Orleans,  LA              2/6/13
-------------------------- ------------------------- -------------------------
      [Signature]                [City, State]                [Date]

 Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number               Name

28-_______________________    __________________________________________________
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            57

Form 13F Information Table Value Total:   $ 1,483,041
                                               (thousands)

 List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        No.   13F File Number           Name

       ____   28-______________________ ___________________________________

         [Repeat as necessary.]

                         St. Denis J. Villere Co., LLC
                                   13F Report
                               December 31, 2012

COLUMN 1                        COLUMN 2      COLUMN 3        COLUMN 4          COLUMN 5     COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- ----------- ------------------- --------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                                          VALUE    SHRS OR                  INVESTMENT   OTHER  -------------------
NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x 1,000)  PRN AMT  SH/PRN PUT/CALL DISCRETION  MANAGER SOLE   SHARED  NONE
---------------------------- -------------- ----------- --------- --------- ------ -------- ---------- -------- ---- --------- ----
3-D SYS CORP DEL             COM NEW        88554D 20 5  148,462  2,782,788 Sh              OTHER                    2,782,788
POOL CORPORATION             COM            73278L 10 5   92,161  2,177,715 Sh              OTHER                    2,177,715
B/E AEROSPACE INC            COM            073302 10 1   81,504  1,649,885 Sh              OTHER                    1,649,885
LUMINEX CORP DEL             COM            55027E 10 2   68,113  4,054,680 Sh              OTHER                    4,054,680
VARIAN MED SYS INC           COM            92220P 10 5   67,446    960,222 Sh              OTHER                      960,222
CARNIVAL CORP                PAIRED CTF     143658 30 0   66,567  1,810,360 Sh              OTHER                    1,810,360
VISA INC                     COM CL A       92826C 83 9   65,969    435,212 Sh              OTHER                      435,212
APPLE INC                    COM            037833 10 0   64,300    120,825 Sh              OTHER                      120,825
INGREDION INC                COM            457187 10 2   63,520    985,877 Sh              OTHER                      985,877
SOTHEBYS                     COM            835898 10 7   60,856  1,810,119 Sh              OTHER                    1,810,119
EURONET WORLDWIDE INC        COM            298736 10 9   60,697  2,571,927 Sh              OTHER                    2,571,927
ION GEOPHYSICAL CORP         COM            462044 10 8   57,947  8,901,250 Sh              OTHER                    8,901,250
EPIQ SYS INC                 COM            26882D 10 9   57,349  4,496,636 Sh              OTHER                    4,496,636
NIC INC                      COM            62914B 10 0   56,242  3,441,998 Sh              OTHER                    3,441,998
ENDURANCE SPECIALTY HLDGS LT SHS            G30397 10 6   55,000  1,385,750 Sh              OTHER                    1,385,750
CONSTANT CONTACT INC         COM            210313 10 2   50,864  3,579,420 Sh              OTHER                    3,579,420
SMUCKER J M CO               COM NEW        832696 40 5   50,620    586,965 Sh              OTHER                      586,965
SANDRIDGE ENERGY INC         COM            80007P 30 7   47,566  7,490,735 Sh              OTHER                    7,490,735
NORTHERN OIL & GAS INC NEV   COM            665531 10 9   46,650  2,773,475 Sh              OTHER                    2,773,475
CONNS INC                    COM            208242 10 7   41,970  1,368,679 Sh              OTHER                    1,368,679
FLOWERS FOODS INC            COM            343498 10 1   31,767  1,365,150 Sh              OTHER                    1,365,150
BANK OF AMERICA CORPORATION  7.25%CNV PFD L 060505 68 2   30,719     27,065 Sh              OTHER                       27,065
ABBOTT LABS                  COM            002824 10 0   17,264    263,565 Sh              OTHER                      263,565
SCHLUMBERGER LTD             COM            806857 10 8   15,846    228,660 Sh              OTHER                      228,660
LEGGETT & PLATT INC          COM            524660 10 7   12,248    449,975 Sh              OTHER                      449,975
CULLEN FROST BANKERS INC     COM            229899 10 9   11,195    206,275 Sh              OTHER                      206,275
MCDONALDS CORP               COM            580135 10 1    6,525     73,975 Sh              OTHER                       73,975
JPMORGAN CHASE & CO          COM            46625H 10 0    6,487    147,532 Sh              OTHER                      147,532
SANCHEZ ENERGY CORP          COM            79970Y 10 5    5,674    315,200 Sh              OTHER                      315,200
SOUTHWESTERN ENERGY CO       COM            845467 10 9    4,294    128,520 Sh              OTHER                      128,520
VERIZON COMMUNICATIONS INC   COM            92343V 10 4    3,756     86,812 Sh              OTHER                       86,812
COCA COLA CO                 COM            191216 10 0    3,744    103,270 Sh              OTHER                      103,270
JOHNSON & JOHNSON            COM            478160 10 4    3,450     49,213 Sh              OTHER                       49,213
CHEVRON CORP NEW             COM            166764 10 0    3,071     28,399 Sh              OTHER                       28,399

                         St. Denis J. Villere Co., LLC
                                   13F Report
                               December 31, 2012

MICROSOFT CORP               COM            594918 10 4     2,383    89,205 Sh              OTHER                       89,205
NORFOLK SOUTHERN CORP        COM            655844 10 8     2,027    32,775 Sh              OTHER                       32,775
EXXON MOBIL CORP             COM            30231G 10 2     2,022    23,363 Sh              OTHER                       23,363
GENERAL MLS INC              COM            370334 10 4     1,776    43,950 Sh              OTHER                       43,950
RAYTHEON CO                  COM NEW        755111 50 7     1,692    29,390 Sh              OTHER                       29,390
AT&T INC                     COM            00206R 10 2     1,480    43,911 Sh              OTHER                       43,911
CLECO CORP NEW               COM            12561W 10 5     1,450    36,250 Sh              OTHER                       36,250
MICROCHIP TECHNOLOGY INC     COM            595017 10 4     1,448    44,430 Sh              OTHER                       44,430
TUPPERWARE BRANDS CORP       COM            899896 10 4     1,090    17,000 Sh              OTHER                       17,000
HENRY JACK & ASSOC INC       COM            426281 10 1       982    25,000 Sh              OTHER                       25,000
COLGATE PALMOLIVE CO         COM            194162 10 3       935     8,944 Sh              OTHER                        8,944
WESTAR ENERGY INC            COM            95709T 10 0       846    29,550 Sh              OTHER                       29,550
PEPSICO INC                  COM            713448 10 8       753    11,000 Sh              OTHER                       11,000
BRISTOW GROUP INC            COM            110394 10 3       751    14,000 Sh              OTHER                       14,000
SOUTHERN CO                  COM            842587 10 7       599    14,000 Sh              OTHER                       14,000
INTERNATIONAL BUSINESS MACHS COM            459200 10 1       582     3,037 Sh              OTHER                        3,037
CATERPILLAR INC DEL          COM            149123 10 1       448     5,000 Sh              OTHER                        5,000
ALLSTATE CORP                COM            020002 10 1       402    10,000 Sh              OTHER                       10,000
3M CO                        COM            88579Y 10 1       371     4,000 Sh              OTHER                        4,000
MONDELEZ INTL INC            CL A           609207 10 5       318    12,500 Sh              OTHER                       12,500
TRAVELERS COMPANIES INC      COM            89417E 10 9       316     4,393 Sh              OTHER                        4,393
HOME DEPOT INC               COM            437076 10 2       275     4,450 Sh              OTHER                        4,450
ROYAL DUTCH SHELL PLC        SPONS ADR A    780259 20 6       253     3,664 Sh              OTHER                        3,664
                                                        1,483,041